J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 1, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of on behalf of the funds listed in Appendix A (the “Funds”)
File Nos. 333-191837
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses of the Funds do not differ from the prospectuses contained in the Post-Effective Amendment No. 364 (Amendment No. 366 under the Investment Company Act of 1940, as amended) filed electronically on June 23, 2022.
Please contact the undersigned at 212-270-6803 if you have any questions.
Very truly yours,
/s/ Zachary Vonnegut-Gabovitch
Zachary Vonnegut-Gabovitch
Assistant Secretary

Appendix A
J.P. Morgan ETF Funds
JPMorgan BetaBuilders MSCI US REIT ETF
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
JPMorgan Core Plus Bond ETF
JPMorgan Corporate Bond Research Enhanced ETF
JPMorgan High Yield Research Enhanced ETF
JPMorgan Income ETF
JPMorgan Inflation Managed Bond ETF
JPMorgan International Bond Opportunities ETF
JPMorgan Municipal ETF
JPMorgan Realty Income ETF
JPMorgan Short Duration Core Plus ETF
JPMorgan U.S. Aggregate Bond ETF
JPMorgan Ultra-Short Income ETF
JPMorgan Ultra-Short Municipal Income ETF
JPMorgan USD Emerging Markets Sovereign Bond ETF